Warrants (Details) - Investors Warrants [Member]				1 Months Ended	12 Months Ended
		Mar. 08, 2018	Mar. 07, 2017	Feb. 16, 2017	Dec. 31, 2017
Warrants at Fair Value [Line Items]
Risk-free interest rate	[1]	2.61%	2.11%	2.05%	2.18%
Expected volatility	[2]	65.50%	70.26%	70.22%	61.10%
Contractual term life (in years)	[3]	4 years 6 months	5 years 6 months	5 years 6 months	4 years 7 months 6 days
Dividend yield	[4]	0.00%	0.00%	0.00%	0.00%

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option. If the change in standard deviation for that warrants shifted +/- 5%, the impact on profit or loss would be $162 thousands and $159 thousands, respectively. The higher the standard deviation, the higher the fair value.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.